FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
FIXED ASSETS - NET
7.	FIXED ASSETS – NET

Fixed assets consist of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Buildings	1,227,249	1,326,117	213,731
Plant and machinery	3,931,239	3,895,003	627,760
Furniture, fixtures and office equipment	84,407	90,824	14,638
Computer software	30,710	30,792	4,963
Motor vehicles	15,557	15,386	2,480
Leasehold improvement	711	711	115

	5,289,873	5,358,833	863,687
Less: Accumulated depreciation	(1,413,888)	(1,836,990)	(296,069)

	3,875,985	3,521,843	567,618
Construction-in-progress	606,671	1,065,353	171,704

	4,482,656	4,587,196	739,322

Depreciation expenses were RMB366,111,000, RMB429,806,000 and RMB435,663,000 (US$70,216,130) for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, buildings with a net book value of RMB133,477,000 (US$21,512,587), and plant and machinery with a net book value of RMB509,036,000 (US$82,041,711), were pledged for short-term bank borrowings of RMB362,314,000 (US$58,394,417) and long-term bank borrowings of RMB545,814,000 (US$87,969,249) (Note 11). As of December 31, 2013, buildings with a net book value of RMB123,844,000, and plant and machinery with a net book value of RMB323,982,000, were pledged for short-term bank borrowings of RMB394,671,000 and long-term bank borrowings of RMB973,065,000 (Note 11).